Income Taxes (Details 3) (USD $) In Millions, unless otherwise specified				12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 United States [Member]	Dec. 31, 2010 United States [Member]	Dec. 31, 2011 Non US [Member]	Dec. 31, 2010 Non US [Member]
Current deferred tax assets:
Inventory				$ 9	$ 8	$ 5	$ 7
Vacation				4	8	2	3
Provision for expenses related to timing				3	2	15	3
Net operating losses							5
Other				12	4	2	3
Total current deferred tax assets				28	22	24	21
Noncurrent deferred tax assets:
Amortization				162	185	7	10
Depreciation				23	19	14	13
Pension				124	102	27	37
Net operating losses				307	266	84	73
Branch accounting future credits				13	22
Reserves				2	1
Deferred interest deductions						18	14
Other				7	7	2	6
Total noncurrent deferred tax assets				638	602	152	153
Total gross deferred tax assets				666	624	176	174
Less valuation allowance				(655)	(612)	(64)	(40)
Net deferred tax assets				11	12	112	134
Current deferred tax liabilities:
Inventory						8	11
Provision for expenses related to timing						3	7
Other						13	1
Total current deferred tax liabilities	20	19	13			24	19
Noncurrent deferred lax liabilities:
Amortization						75	85
Depreciation						45	47
Other				11	12	4	6
Total noncurrent deferred tax liabilities	48	52	63	11	12	124	138
Total deferred tax liabilities				11	12	148	157
Net deferred tax asset (liability)						$ (36)	$ (23)